LOANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
LOANS
Schedule of composition of loans

 The composition of loans is as follows (dollars in thousands):

	June 30, 2014	December 31, 2013	June 30, 2013
Commercial real estate	$274,500	$268,809	$243,363
Commercial, financial, and agricultural	89,515	79,655	84,145
One to four family residential real estate	105,868	103,768	94,254
Construction:
Consumer	7,464	6,895	4,305
Commerical	10,550	10,904	16,053
Consumer	15,043	13,801	13,435

Total loans	$502,940	$483,832	$455,555

  The composition of loans at December 31 is as follows (dollars in thousands):

	2013	2012
Commercial real estate	$268,809	$244,966
Commercial, financial, and agricultural	79,655	80,646
One to four family residential real estate	103,768	87,948
Commercial construction	10,904	17,229
Consumer	13,801	10,923
Consumer construction	6,895	7,465
Total loans	$483,832	$449,177

Schedule of the allowance for loan losses

 An analysis of the allowance for loan losses for the six months ended June 30, 2014, the year ended December 31, 2013, and the six months ended June 30, 2013 is as follows (dollars in thousands):

	June 30, 2014	December 31, 2013	June 30, 2013
Balance at beginning of period	$4,661	$5,218	$5,218
Loans charged off	(115)	(2,432)	(616)
Recoveries on loans previously charged off	177	200	100
Provision	374	1,675	475

Balance at end of period	$5,097	$4,661	$5,177

  An analysis of the allowance for loan losses for the years ended December 31 is as follows (dollars in thousands):

	2013	2012	2011
Balance, January 1	$5,218	$5,251	$6,613
Recoveries on loans previously charged off	200	278	138
Loans charged off	(2,432)	(1,256)	(3,800)
Provision	1,675	945	2,300

Balance, December 31	$4,661	$5,218	$5,251

Schedule of breakdown of the allowance for loan losses and recorded balances in loans

A breakdown of the allowance for loan losses and recorded balances in loans at June 30, 2014 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Three Months Ended June 30, 2014 Allowance for loan loss reserve:
Beginning balance ALLR	$1,756	$1,572	$41	$391	$16	$114	$993	$4,883
Charge-offs	—	(3)	—	(13)	—	(17)	—	(33)
Recoveries	20	15	3	8	—	10	—	56
Provision	(146)	85	(4)	(41)	(1)	4	294	191

Ending balance ALLR	$1,630	$1,669	$40	$345	$15	$111	$1,287	$5,097

Six Months Ended June 30, 2014 Allowance for loan loss reserve:
Beginning balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661
Charge-offs	(1)	(65)	—	(16)	—	(33)	—	(115)
Recoveries	74	59	6	14	—	24	—	177
Provision	(292)	297	(46)	(169)	(10)	(28)	622	374

Ending balance ALLR	$1,630	$1,669	$40	$345	$15	$111	$1,287	$5,097

At June 30,2014 Loans:
Ending balance	$274,500	$89,515	$10,550	$105,868	$7,464	$15,043	$—	$502,940
Ending balance ALLR	(1,630)	(1,669)	(40)	(345)	(15)	(111)	(1,287)	(5,097)

Net loans	$272,870	$87,846	$10,510	$105,523	$7,449	$14,932	$(1,287)	$497,843

Ending balance ALLR:
Individually evaluated	$189	$1,110	$—	$118	$—	$21	$—	$1,438
Collectively evaluated	1,441	559	40	227	15	90	1,287	3,659

Total	$1,630	$1,669	$40	$345	$15	$111	$1,287	$5,097

Ending balance Loans:
Individually evaluated	$609	$1,744	$—	$622	$—	$64	$—	$3,039
Collectively evaluated	273,891	87,771	10,550	105,246	7,464	14,979	—	499,901

Total	$274,500	$89,515	$10,550	$105,868	$7,464	$15,043	$—	$502,940

Impaired loans, by definition, are individually evaluated.

        A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2013 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	5,218
Charge-offs	(1,539)	(632)	—	(141)	—	(120)	—	(2,432)
Recoveries	92	56	2	26	2	22	—	200
Provision	29	1,262	(47)	(349)	23	246	511	1,675

Ending balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Loans:
Ending balance	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832
Ending balance ALLR	(1,849)	(1,378)	(80)	(516)	(25)	(148)	(665)	(4,661)

Net loans	$266,960	$78,277	$10,824	$103,252	$6,870	$13,653	$(665)	$479,171

Ending balance ALLR:
Individually evaluated	$99	$891	$—	$103	$—	$18	$—	$1,111
Collectively evaluated	1,750	487	80	413	25	130	665	3,550

Total	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Ending balance Loans:
Individually evaluated	$649	$1,830	$—	$385	$—	$42	$—	$2,906
Collectively evaluated	268,160	77,825	10,904	103,383	6,895	13,759	—	480,926

Total	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832

        A breakdown of the allowance for loan losses and recorded balances in loans at June 30, 2013 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Three Months Ended June 30, 2013 Allowance for loan loss reserve:
Beginning balance ALLR	$2,964	$847	$118	$990	$—	$13	$105	$5,037
Charge-offs	(21)	(4)	—	(6)	—	(5)	—	(36)
Recoveries	29	30	1	6	—	10	—	76
Provision	(311)	217	(22)	(113)	—	(5)	334	100

Ending balance ALLR	$2,661	$1,090	$97	$877	$—	$13	$439	$5,177

Six Months Ended June 30, 2013 Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218
Charge-offs	(456)	(76)	—	(13)	—	(71)	—	(616)
Recoveries	41	33	2	11	—	13	—	100
Provision	(191)	441	(30)	(101)	—	71	285	475

Ending balance ALLR	$2,661	$1,090	$97	$877	$—	$13	$439	$5,177

At June 30,2013 Loans:
Ending balance	$243,363	$84,145	$16,053	$94,254	$4,305	$13,435	$—	$455,555
Ending balance ALLR	(2,661)	(1,090)	(97)	(877)	—	(13)	(439)	(5,177)

Net loans	$240,702	$83,055	$15,956	$93,377	$4,305	$13,422	$(439)	$450,378

Ending balance ALLR:
Individually evaluated	$1,396	$643	$8	$148	$—	$13	$—	$2,208
Collectively evaluated	1,265	447	89	729	—	—	439	2,969

Total	$2,661	$1,090	$97	$877	$—	$13	$439	$5,177

Ending balance Loans:
Individually evaluated	$14,499	$6,668	$917	$640	$—	$22	$—	$22,746
Collectively evaluated	228,864	77,477	15,136	93,614	4,305	13,413	—	432,809

Total	$243,363	$84,145	$16,053	$94,254	$4,305	$13,435	$—	$455,555

Impaired loans, by definition, are individually evaluated.

      A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2013 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218
Charge-offs	(1,539)	(632)	—	(141)	—	(120)	—	(2,432)
Recoveries	92	56	2	26	2	22	—	200
Provision	29	1,262	(47)	(349)	23	246	511	1,675

Ending balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Loans:
Ending balance	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832
Ending balance ALLR	(1,849)	(1,378)	(80)	(516)	(25)	(148)	(665)	(4,661)

Net loans	$266,960	$78,277	$10,824	$103,252	$6,870	$13,653	$(665)	$479,171

Ending balance ALLR:
Individually evaluated	$99	$891	$—	$103	$—	$18	$—	$1,111
Collectively evaluated	1,750	487	80	413	25	130	665	3,550

Total	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Ending balance Loans:
Individually evaluated	$649	$1,830	$—	$385	$—	$42	$—	$2,906
Collectively evaluated	268,160	77,825	10,904	103,383	6,895	13,759	—	480,926

Total	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832

Impaired loans, by definition, are individually evaluated.

        A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2012 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251
Charge-offs	(729)	(40)	(6)	(399)	—	(82)	—	(1,256)
Recoveries	52	201	—	7	—	18	—	278
Provision	1,121	(548)	(76)	258	—	64	126	945

Ending balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Loans:
Ending balance	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177
Ending balance ALLR	(3,267)	(692)	(125)	(980)	—	—	(154)	(5,218)

Net loans	$241,699	$79,954	$17,104	$86,968	$7,465	$10,923	$(154)	$443,959

Ending balance ALLR:
Individually evaluated	$1,662	$155	$10	$112	$—	$—	$—	$1,939
Collectively evaluated	1,605	537	115	868	—	—	154	3,279

Total	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Ending balance Loans:
Individually evaluated	$22,910	$6,070	$858	$796	$—	$—	$—	$30,634
Collectively evaluated	222,056	74,576	16,371	87,152	7,465	10,923	—	418,543

Total	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177

Impaired loans, by definition, are individually evaluated.

        A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2011 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300

Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)

Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051

Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981

Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

Impaired loans, by definition, are individually evaluated.

Schedule of breakdown of loans by risk category

Below is a breakdown of loans by risk category as of June 30, 2014 (dollars in thousands):

	(1) Excellent	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$15	$25,065	$121,108	$126,593	$—	$1,719	$—	$—	$274,500
Commercial, financial and agricultural	2,107	4,418	31,875	46,320	—	4,795	—	—	89,515
Commercial construction	—	460	2,919	3,616	—	402	—	3,153	10,550
One to four family residential real estate	—	2,329	1,303	4,344	—	—	—	97,892	105,868
Consumer construction	—	—	—	—	—	—	—	7,464	7,464
Consumer	—	—	20	39	—	—	—	14,984	15,043

Total loans	$2,122	$32,272	$157,225	$180,912	$—	$6,916	$—	$123,493	$502,940

        Below is a breakdown of loans by risk category as of December 31, 2013 (dollars in thousands):

	(1) Excellent	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$1,502	$23,310	$116,702	$125,010	$—	$2,285	$—	$—	$268,809
Commercial, financial and agricultural	3,741	4,348	27,455	39,070	—	5,041	—	—	79,655
Commercial construction	30	479	2,702	4,340	—	402	—	2,951	10,904
One-to-four family residential real estate	251	3,074	1,275	4,482	—	710	—	93,976	103,768
Consumer construction	—	—	—	—	—	—	—	6,895	6,895
Consumer	10	—	37	43	—	30	—	13,681	13,801

Total loans	$5,534	$31,211	$148,171	$172,945	$—	$8,468	$—	$117,503	$483,832

        Below is a breakdown of loans by risk category as of June 30, 2013 (dollars in thousands):

	(1) Excellent	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$2,294	$22,319	$86,404	$111,180	$16,446	$4,531	$189	$—	$243,363
Commercial, financial and agricultural	4,997	5,253	21,780	46,214	4,176	1,725	—	—	84,145
Commercial construction	—	723	5,119	5,660	755	402	—	3,394	16,053
One to four family residential real estate	—	1,954	2,465	4,565	—	—	—	85,270	94,254
Consumer construction	—	—	—	—	—	—	—	4,305	4,305
Consumer	—	109	36	470	—	—	—	12,820	13,435

Total loans	$7,291	$30,358	$115,804	$168,089	$21,377	$6,658	$189	$105,789	$455,555

  Below is a breakdown of loans by risk category as of December 31, 2013 (dollars in thousands):

	(1) Strong	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$1,502	$23,310	$116,702	$125,010	$—	$2,285	$—	$—	$268,809
Commercial, financial and agricultural	3,741	4,348	27,455	39,070	—	5,041	—	—	79,655
Commercial construction	30	479	2,702	4,340	—	402	—	2,951	10,904
One-to-four family residential real estate	251	3,074	1,275	4,482	—	710	—	93,976	103,768
Consumer construction	—	—	—	—	—	—	—	6,895	6,895
Consumer	10	—	37	43	—	30	—	13,681	13,801

Total loans	$5,534	$31,211	$148,171	$172,945	$—	$8,468	$—	$117,503	$483,832

        Below is a breakdown of loans by risk category as of December 31, 2012 (dollars in thousands)

	(1) Strong	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$4,807	$20,491	$84,164	$113,379	$16,754	$5,189	$182	$—	$244,966
Commercial, financial and agricultural	5,026	3,936	23,821	41,785	4,296	1,782	—	—	80,646
Commercial construction	—	1,038	5,103	5,784	759	1,077	—	3,468	17,229
One-to-four family residential real estate	—	1,969	3,635	4,791	—	646	—	76,907	87,948
Consumer construction	—	—	—	—	—	—	—	7,465	7,465
Consumer	—	359	71	257	—	6	—	10,230	10,923

Total loans	$9,833	$27,793	$116,794	$165,996	$21,809	$8,700	$182	$98,070	$449,177

Summary of impaired loans and their effect on interest income

   The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

						Three Months Ended		Six Months Ended
June 30, 2014	Nonaccrual Basis	Accrual Basis	QTD Average Investment	YTD Average Investment	Related Valuation Reserve	Interest Income Recognized During Impairment	Interest Income on Accrual Basis	Interest Income Recognized During Impairment	Interest Income on Accrual Basis
With no valuation reserve:
Commercial real estate	$278	$—	$279	$304	$—	$—	$4	$—	$8
Commercial, financial and agricultural	82	—	97	140	—	—	2	—	4
Commercial construction	—	—	—	—	—	—	—	—	—
One to four family residential real estate	37	—	38	97	—	—	—	—	3
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	—	—	3	6	—	—	—	—	—
With a valuation reserve:
Commercial real estate	$176	$—	$176	$176	$104	$—	$3	$—	$7
Commercial, financial and agricultural	1,726	—	1,157	918	1,110	—	13	—	20
Commercial construction	—	—	—	—	—	—	—	—	—
One to four family residential real estate	346	—	279	299	100	—	7	—	11
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	7	—	7	8	1	—	—	—	—
Total:
Commercial real estate	$454	$—	$455	$480	$104	$—	$7	$—	$15
Commercial, financial and agricultural	1,808	—	1,254	1,058	1,110	—	15	—	24
Commercial construction	—	—	—	—	—	—	—	—	—
One to four family residential real estate	383	—	317	396	100	—	7	—	14
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	7	—	10	14	1	—	—	—	—

Total	$2,652	$—	$2,036	$1,948	$1,315	$—	$29	$—	$53

For the Year Ended: December 31, 2013	Nonaccrual Basis	Accrual Basis	Average Investment	Related Valuation Reserve	Interest Income Recognized During Impairment	Interest Income on Accrual Basis
With no valuation reserve:
Commercial real estate	$513	$—	$3,045	$—	$—	$153
Commercial, financial and agricultural	59	—	505	—	—	13
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	361	—	625	—	—	16
Consumer construction	—	—	—	—	—	—
Consumer	—	—	2	—	—	—
With a valuation reserve:
Commercial real estate	$59	$—	$71	$14	$—	$5
Commercial, financial and agricultural	752	—	834	265	—	18
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	250	—	261	78	—	20
Consumer construction	—	—	—	—	—	—
Consumer	30	—	30	13	—	—
Total:
Commercial real estate	$572	$—	$3,116	$14	$—	$158
Commercial, financial and agricultural	811	—	1,339	265	—	31
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	611	—	886	78	—	36
Consumer construction	—	—	—	—	—	—
Consumer	30	—	32	13	—	—

Total	$2,024	$—	$5,999	$370	$—	$228

						Three Months Ended		Six Months Ended
June 30, 2013	Nonaccrual Basis	Accrual Basis	QTD Average Investment	YTD Average Investment	Related Valuation Reserve	Interest Income Recognized During Impairment	Interest Income on Accrual Basis	Interest Income Recognized During Impairment	Interest Income on Accrual Basis
With no valuation reserve:
Commercial real estate	$728	$—	$733	$797	$—	$—	$14	$—	$26
Commercial, financial and agricultural	176	—	206	248	—	—	3	—	6
Commercial construction	—	—	—	275	—	—	—	—	3
One to four family residential real estate	94	—	133	165	—	—	3	—	5
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	9	—	2	1	—	—	—	—	—
With a valuation reserve:
Commercial real estate	$2,329	$—	$2,308	$2,298	$1,240	$—	$30	$—	$60
Commercial, financial and agricultural	341	—	267	199	106	—	4	—	6
Commercial construction	—	—	—	—	—	—	—	—	—
One to four family residential real estate	306	—	303	289	126	—	5	—	11
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	—	—	—	—	—	—	—	—	—
Total:
Commercial real estate	$3,057	$—	$3,041	$3,095	$1,240	$—	$44	$—	$86
Commercial, financial and agricultural	517	—	473	447	106	—	7	—	12
Commercial construction	—	—	—	275	—	—	—	—	3
One to four family residential real estate	400	—	436	454	126	—	8	—	16
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	9	—	2	1	—	—	—	—	—

Total	$3,983	$—	$3,952	$4,272	$1,472	$—	$59	$—	$117

      A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2013 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218
Charge-offs	(1,539)	(632)	—	(141)	—	(120)	—	(2,432)
Recoveries	92	56	2	26	2	22	—	200
Provision	29	1,262	(47)	(349)	23	246	511	1,675

Ending balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Loans:
Ending balance	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832
Ending balance ALLR	(1,849)	(1,378)	(80)	(516)	(25)	(148)	(665)	(4,661)

Net loans	$266,960	$78,277	$10,824	$103,252	$6,870	$13,653	$(665)	$479,171

Ending balance ALLR:
Individually evaluated	$99	$891	$—	$103	$—	$18	$—	$1,111
Collectively evaluated	1,750	487	80	413	25	130	665	3,550

Total	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Ending balance Loans:
Individually evaluated	$649	$1,830	$—	$385	$—	$42	$—	$2,906
Collectively evaluated	268,160	77,825	10,904	103,383	6,895	13,759	—	480,926

Total	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832

        A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2012 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251
Charge-offs	(729)	(40)	(6)	(399)	—	(82)	—	(1,256)
Recoveries	52	201	—	7	—	18	—	278
Provision	1,121	(548)	(76)	258	—	64	126	945

Ending balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Loans:
Ending balance	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177
Ending balance ALLR	(3,267)	(692)	(125)	(980)	—	—	(154)	(5,218)

Net loans	$241,699	$79,954	$17,104	$86,968	$7,465	$10,923	$(154)	$443,959

Ending balance ALLR:
Individually evaluated	$1,662	$155	$10	$112	$—	$—	$—	$1,939
Collectively evaluated	1,605	537	115	868	—	—	154	3,279

Total	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Ending balance Loans:
Individually evaluated	$22,910	$6,070	$858	$796	$—	$—	$—	$30,634
Collectively evaluated	222,056	74,576	16,371	87,152	7,465	10,923	—	418,543

Total	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177

        A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2011 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300

Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)

Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051

Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981

Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

Summary of past due loans

	June 30, 2014			December 31, 2013			June 30, 2013
	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total
Commercial real estate	$602	$454	$1,056	$—	$572	$572	$146	$3,057	$3,203
Commercial, financial and agricultural	5	1,808	1,813	4	811	815	92	517	609
Commercial construction	—	—	—	20	—	20	—	—	—
One to four family residential real estate	141	383	524	201	611	812	100	400	500
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	57	7	64	14	30	44	18	9	27

Total past due loans	$805	$2,652	$3,457	$239	$2,024	$2,263	$356	$3,983	$4,339

  A summary of past due loans at December 31, is as follows (dollars in thousands):

	2013			2012
	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total
Commercial real estate	$—	$572	$572	$575	$3,071	$3,646
Commercial, financial and agricultural	4	811	815	71	436	507
Commercial construction	20	—	20	—	675	675
One to four family residential real estate	201	611	812	291	505	796
Consumer construction	—	—	—	—	—	—
Consumer	14	30	44	14	—	14

Total past due loans	$239	$2,024	$2,263	$951	$4,687	$5,638

Schedule of roll-forward of nonperforming loan activity

     A roll-forward of nonperforming loan activity for the three months ended June 30, 2014 (dollars in thousands):

	For the Three Months Ended June 30, 2014
	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$455	$730	$—	$299	$—	$7	$1,491
Principal payments	(3)	(63)	—	(14)	—	—	(80)
Charge-offs	—	—	—	—	—	(6)	(6)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	—	—	—	—	—	—	—
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	—	1,139	—	89	—	6	1,234
Other	2	2	—	9	—	—	13

Ending balance	$454	$1,808	$—	$383	$—	$7	$2,652

        A roll-forward of nonperforming loan activity for the three months ended June 30, 2013 (dollars in thousands):

	For the Three Months Ended June 30, 2013
	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$2,963	$424	$—	$446	$—	$—	$3,833
Principal payments	(31)	(66)	—	(16)	—	—	(113)
Charge-offs	—	—	—	(6)	—	(4)	(10)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	—	—	—	(38)	—	—	(38)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	126	179	—	14	—	13	332
Other	(1)	(20)	—	—	—	—	(21)

Ending balance	$3,057	$517	$—	$400	$—	$9	$3,983

        A roll-forward of nonperforming loan activity for the first six months ended June 30, 2014 (dollars in thousands):

	For the Six Months Ended June 30, 2014
	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$572	$811	$—	$611	$—	$30	$2,024
Principal payments	(102)	(81)	—	(22)	—	(4)	(209)
Charge-offs	—	(53)	—	(3)	—	(25)	(81)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(26)	—	—	(256)	—	—	(282)
Transfers to accruing	—	(10)	—	(127)	—	—	(137)
Transfers from accruing	—	1,139	—	171	—	6	1,316
Other	10	2	—	9	—	—	21

Ending balance	$454	$1,808	$—	$383	$—	$7	$2,652

        A roll-forward of nonperforming loan activity for the first six months ended June 30, 2013 (dollars in thousands):

	For the Six Months Ended June 30, 2013
	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$3,071	$436	$675	$505	$—	$—	$4,687
Principal payments	(148)	(68)	(100)	(65)	—	—	(381)
Charge-offs	(329)	(72)	—	(13)	—	(4)	(418)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	—	—	(580)	(107)	—	—	(687)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	443	241	—	76	—	13	773
Other	20	(20)	5	4	—	—	9

Ending balance	$3,057	$517	$—	$400	$—	$9	$3,983

        A roll-forward of nonperforming loan activity during the year ended December 31, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$3,071	$436	$675	$505	$—	$—	$4,687
Principal payments	(1,478)	(319)	(100)	(88)	—	(2)	(1,987)
Charge-offs	(1,304)	(616)	—	(141)	—	(4)	(2,065)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(208)	(37)	(580)	(107)	—	—	(932)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	443	1,346	—	434	—	36	2,259
Other	48	1	5	8	—	—	62

Ending balance	$572	$811	$—	$611	$—	$30	$2,024

A roll-forward of nonaccrual activity during the year ended December 31, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$3,071	$436	$675	$505	$—	$—	$4,687
Principal payments	(1,478)	(319)	(100)	(88)	—	(2)	(1,987)
Charge-offs	(1,304)	(616)	—	(141)	—	(4)	(2,065)
Advances	—	—	—	—	—	—	—
Transfers to OREO	(208)	(37)	(580)	(107)	—	—	(932)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	443	1,346	—	434	—	36	2,259
Other	48	1	5	8	—	—	62

Ending balance	$572	$811	$—	$611	$—	$30	$2,024

        A roll-forward of nonaccrual activity during the year ended December 31, 2012 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490
Principal payments	(1,569)	(1,385)	—	(1,068)	—	—	(4,022)
Charge-offs	(463)	—	—	(387)	(5)	(3)	(858)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(675)	—	—	(662)	(15)	—	(1,352)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	3,377	716	675	617	—	3	5,388
Other	39	(6)	—	8	—	—	41

Ending balance	$3,071	$436	$675	$505	$—	$—	$4,687

Summary of troubled debt restructurings

    A summary of troubled debt restructurings for the periods indicated is as follows (dollars in thousands):

	June 30, 2014		December 31, 2013		June 30, 2013
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment
Commercial real estate	—	$—	—	$—	—	$—
Commercial, financial and agricultural	—	—	1	528	—	—
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	1	89	—	—	—	—
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—

Total troubled debt restructurings	1	$89	1	$528	—	$—

    A summary of troubled debt restructurings that occurred during the years ended December 31 is as follows (dollars in thousands):

	2013		2012
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment
Commercial real estate	—	$—	3	$4,614
Commercial, financial and agricultural	1	528	1	1,221
Commercial construction	—	—	3	860
One to four family residential real estate	—	—	1	102
Consumer construction	—	—	—	—
Consumer	—	—	—	—

Total troubled debt restructurings	1	$528	8	$6,797

Schedule of roll-forward of troubled debt restructurings

    A roll-forward of troubled debt restructuring during the three months ended June 30, 2014 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$1,009	$1,186	$858	$187	$—	$3,240
Principal payments	(2)	—	—	—	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transferred out of TDR	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	(89)	—	(89)

Ending Balance	$1,007	$1,186	$858	$98	$—	$3,149

NONACCRUAL
Beginning balance	$—	$508	$—	$—	$—	$508
Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	89	—	89

Ending Balance	$—	$508	$—	$89	$—	$597

TOTALS
Beginning balance	$1,009	$1,694	$858	$187	$—	$3,748
Principal payments	(2)	—	—	—	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	—	—	(89)	—	(89)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	89	—	89

Ending Balance	$1,007	$1,694	$858	$187	$—	$3,746

        A roll-forward of troubled debt restructuring during the three months ended June 30, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,588	$2,174	$858	$100	$—	$6,720
Principal payments	(25)	—	—	—	—	(25)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transferred out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	—	—	—

Ending Balance	$3,563	$2,174	$858	$100	$—	$6,695

NONACCRUAL
Beginning balance	$2,169	$—	$—	$106	$—	$2,275
Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$2,169	$—	$—	$106	$—	$2,275

TOTALS
Beginning balance	$5,757	$2,174	$858	$206	$—	$8,995
Principal payments	(25)	—	—	—	—	(25)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$5,732	$2,174	$858	$206	$—	$8,970

        A roll-forward of troubled debt restructuring during the six months ended June 30, 2014 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,520	$1,186	$858	$99	$—	$5,663
Principal payments	(2,513)	—	—	(3)	—	(2,516)
Charge-offs	—					—
Advances	—					—
New restructured	—					—
Transferred out of TDRs	—					—
Transfers from accruing	—	—	—	91	—	91
Transfers to nonaccruing	—	—	—	(89)	—	(89)

Ending Balance	$1,007	$1,186	$858	$98	$—	$3,149

NONACCRUAL
Beginning balance	$—	$523	$—	$91	$—	$614
Principal payments	—	(15)	—	—	—	(15)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to accruing	—	—	—	(91)	—	(91)
Transfers from accruing	—	—	—	89	—	89

Ending Balance	$—	$508	$—	$89	$—	$597

TOTALS
Beginning balance	$3,520	$1,709	$858	$190	$—	$6,277
Principal payments	(2,513)	(15)	—	(3)	—	(2,531)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers out of TDR	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	(89)	—	(89)
Transfers to accruing	—	—	—	89	—	89
Transfer from accruing	—	—	—	—	—	—

Ending Balance	$1,007	$1,694	$858	$187	$—	$3,746

        A roll-forward of troubled debt restructuring during the six months ended June 30, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,611	$1,221	$858	$102	$—	$5,792
Principal payments	(48)	—	—	(2)	—	(50)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	953	—	—	—	953
Transferred out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	—	—	—

Ending Balance	$3,563	$2,174	$858	$100	$—	$6,695

NONACCRUAL
Beginning balance	$2,162	$—	$—	$102	$—	$2,264
Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	7	—	—	4	—	11
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$2,169	$—	$—	$106	$—	$2,275

TOTALS
Beginning balance	$5,773	$1,221	$858	$204	$—	$8,056
Principal payments	(48)	—	—	(2)	—	(50)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	7	953	—	4	—	964
Transfers out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$5,732	$2,174	$858	$206	$—	$8,970

        A roll-forward of troubled debt restructuring during the year ended December 31, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,611	$1,221	$858	$102	$—	$5,792
Principal payments	(91)	(460)		(3)	—	(554)
Charge-offs	—	—		—	—	—
Advances	—	—		—	—	—
New restructured	—	953		—	—	953
Transferred out of TDR	—	—		—	—	—
Transfers to nonaccrual	—	(528)		—	—	(528)

Ending Balance	$3,520	$1,186	$858	$99	$—	$5,663

NONACCRUAL
Beginning balance	$2,162	$—	$—	$102	$—	$2,264
Principal payments	(1,376)	(5)	—	(15)	—	(1,396)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	528	—	4	—	539
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$523	$—	$91	$—	$614

TOTALS
Beginning balance	$5,773	$1,221	$858	$204	$—	$8,056
Principal payments	(1,467)	(465)	—	(18)	—	(1,950)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	1,481	—	4	—	1,492
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	(528)	—	—	—	(528)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$3,520	$1,709	$858	$190	$—	$6,277

  A roll-forward of troubled debt restructuring during the year ended December 31, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,611	$1,221	$858	$102	$—	$5,792
Principal payments	(91)	(460)		(3)	—	(554)
Charge-offs	—	—		—	—	—
Advances	—	—		—	—	—
New restructured	—	953		—	—	953
Transferred out of TDR	—	—		—	—	—
Transfers to nonaccrual	—	(528)		—	—	(528)

Ending Balance	$3,520	$1,186	$858	$99	$—	$5,663

NONACCRUAL
Beginning balance	$2,162	$—	$—	$102	$—	$2,264
Principal payments	(1,376)	(5)	—	(15)	—	(1,396)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	528	—	4	—	539
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$523	$—	$91	$—	$614

TOTALS
Beginning balance	$5,773	$1,221	$858	$204	$—	$8,056
Principal payments	(1,467)	(465)	—	(18)	—	(1,950)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	1,481	—	4	—	1,492
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	(528)	—	—	—	(528)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$3,520	$1,709	$858	$190	$—	$6,277

        A roll-forward of troubled debt restructuring during the year ended December 31, 2012 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$2,400	$—	$—	$103	$—	$2,503
Principal payments	(84)	—	(2)	(1)	—	(87)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	3,695	1,221	860	—	—	5,776
Transferred out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)

Ending Balance	$3,611	$1,221	$858	$102	$—	$5,792

NONACCRUAL
Beginning balance	$—	$—	$—	$—	$—	$—
Principal payments	(432)	—	—	—	—	(432)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	919	—	—	102	—	1,021
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$2,162	$—	$—	$102	$—	$2,264

TOTALS
Beginning balance	$2,400	$—	$—	$103	$—	$2,503
Principal payments	(516)	—	(2)	(1)	—	(519)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	4,614	1,221	860	102	—	6,797
Transfers out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$5,773	$1,221	$858	$204	$—	$8,056

Schedule of activity in insider loans granted to the entity's executive officers and directors, including their families and firms

Activity in such loans is summarized below (dollars in thousands):

	June 30, 2014	December 31, 2013	June 30, 2013
Loans outstanding, beginning of period	$9,043	$11,297	$11,297
New loans	—	496	496
Net activity on revolving lines of credit	1,178	(266)	(25)
Principal payments	(1,523)	(2,484)	(1,298)

Loans outstanding, end of period	$8,698	$9,043	$10,470

Activity in such loans is summarized below (dollars in thousands):

	2013	2012
Loans outstanding, January 1	$11,297	$8,827
New loans	496	3,911
Net activity on revolving lines of credit	(266)	233
Repayment	(2,484)	(1,674)

Loans outstanding, December 31	$9,043	$11,297